Additional Financial Information - Summary of Non Cash Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flow Supplemental [Line Items]
Accrued equity method investment	$ 0.0	$ 0.0	$ 19.0